7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

February 20, 2019

Via EDGAR

  U.S. Securities and Exchange Commission

  100 F St. N.E.

  Washington, D.C. 20549

RE:	Voya Investors Trust

(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of Voya Investors Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 11, 2019, to the Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus, dated May 1, 2018, for VY® Franklin Income Portfolio.

The purpose of the filing is to submit the 497(e) filing dated February 11, 2019 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds

Attachment

cc:   Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP